BORROWINGS AND LINES OF CREDIT - Narrative (Details) ¥ in Billions										1 Months Ended				12 Months Ended
	Dec. 20, 2024 USD ($)	May 17, 2024 USD ($)	Jan. 02, 2024 USD ($)	Jan. 02, 2024 EUR (€)	May 19, 2023 USD ($)	Apr. 25, 2023 USD ($)	Apr. 25, 2023 EUR (€)	Jul. 25, 2022 JPY (¥)	Jul. 15, 2022 USD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2024 EUR (€)	Jul. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2024 EUR (€)	Jan. 02, 2024 EUR (€)	Nov. 30, 2023 USD ($) tranche	Nov. 30, 2023 EUR (€) tranche	May 19, 2023 EUR (€)	Apr. 25, 2023 EUR (€)	Jul. 15, 2022 JPY (¥)
Debt Instrument [Line Items]
Issuance of long-term debt														$ 3,412,000,000	$ 5,609,000,000	$ 432,000,000
Repayment of long-term debt														$ 5,345,000,000	111,000,000	1,275,000,000
Weighted average interest rate														3.50%
Interest expense, debt														$ 580,000,000	306,000,000	$ 238,000,000
Weighted Average
Debt Instrument [Line Items]
Average maturity of long-term debt														10 years
Revolving Credit Facility | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Basis spread on variable rate	0.10%
Unsecured Debt
Debt Instrument [Line Items]
Interest expense, debt, financing fees expensed												$ 11,000,000
Tender offer, maximum repurchase amount												800,000,000
Tender offer, repurchase amount accepted												1,100,000,000
Gain (loss) on extinguishment of debt, before write off of debt issuance cost												97,000,000
Unsecured Debt | Bridge Loan
Debt Instrument [Line Items]
Debt instrument, term			60 days	60 days
Unsecured Debt | 364 Day Revolver
Debt Instrument [Line Items]
Aggregate principal balance		$ 500,000,000
Debt instrument, term		364 days
Unsecured Debt | 364 Day Revolver | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Basis spread on variable rate		0.10%
Unsecured Debt | Japanese Term Loan Facility
Debt Instrument [Line Items]
Aggregate principal balance									$ 400,000,000														¥ 54
Debt issuance costs, gross									$ 2,000,000
Proceeds from issuance of debt | ¥								¥ 54
Debt instrument, term									5 years
Unsecured Debt | Japanese Term Loan Facility | Tokyo Term Risk Free Rate
Debt Instrument [Line Items]
Basis spread on variable rate									0.75%
Line of Credit | Delayed Draw Facility
Debt Instrument [Line Items]
Debt issuance costs, gross					$ 4,000,000
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Debt issuance costs, gross	$ 11,000,000
Revolving credit facility, maximum borrowing capacity	2,500,000,000
Revolving credit facility, terminated	$ 2,000,000,000
Long-term debt														$ 0
Line of Credit | Commercial Paper
Debt Instrument [Line Items]
Maximum borrowing capacity														2,000,000,000
Short-term debt														$ 0
USD-Denominated Notes, Issued November 2023 | Unsecured Debt
Debt Instrument [Line Items]
Aggregate principal balance																			$ 3,000,000,000
Debt instrument, number of tranches | tranche																			3	3
5.800% Notes due 2025 | Unsecured Debt
Debt Instrument [Line Items]
Aggregate principal balance													$ 1,000,000,000						$ 1,000,000,000
Interest rate													5.80%	5.80%					5.80%	5.80%
Make-whole premium payment													$ 8,000,000
Interest expense, debt, financing fees expensed													$ 4,000,000
5.900% Notes due 2034 | Unsecured Debt
Debt Instrument [Line Items]
Aggregate principal balance																			$ 1,000,000,000
Interest rate																			5.90%	5.90%
Tender offer, repurchase amount accepted												125,000,000
6.200% Notes due 2054 | Unsecured Debt
Debt Instrument [Line Items]
Aggregate principal balance																			$ 1,000,000,000
Interest rate																			6.20%	6.20%
Tender offer, repurchase amount accepted												350,000,000
Euro-Denominated Notes, Issued November 2023 | Unsecured Debt
Debt Instrument [Line Items]
Aggregate principal balance | €																				€ 2,350,000,000
Debt instrument, number of tranches | tranche																			3	3
4.375%, Notes due 2025 | Unsecured Debt
Debt Instrument [Line Items]
Aggregate principal balance | €																				€ 750,000,000
Interest rate										4.375%							4.375%		4.375%	4.375%
Make-whole premium payment										$ 6,000,000
Interest expense, debt, financing fees expensed										$ 2,000,000
Proceeds from issuance of debt | €											€ 750,000,000
4.125% Notes due 2028 | Unsecured Debt
Debt Instrument [Line Items]
Aggregate principal balance | €																				€ 750,000,000
Interest rate														4.125%					4.125%	4.125%
4.500% Notes due 2032 | Unsecured Debt
Debt Instrument [Line Items]
Aggregate principal balance | €																				€ 850,000,000
Interest rate														4.50%					4.50%	4.50%
Term Loan | Unsecured Debt
Debt Instrument [Line Items]
Debt issuance costs, gross																			$ 51,000,000
Bridge Loan | Bridge Loan | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Basis spread on variable rate						0.10%	0.10%
Bridge Loan | Unsecured Debt
Debt Instrument [Line Items]
Aggregate principal balance | €																						€ 8,200,000,000
Bridge Loan | Unsecured Debt | Bridge Loan
Debt Instrument [Line Items]
Debt issuance costs, gross						$ 48,000,000
Principal reduction | €				€ 500,000,000			€ 7,700,000,000
Accumulated amortization, debt issuance costs						$ 25,000,000
Debt instrument, term			60 days	60 days
Bridge Term Loan Facility, USD-denominated Tranche | Unsecured Debt | Bridge Loan
Debt Instrument [Line Items]
Aggregate principal balance			$ 349,000,000
Bridge Term Loan Facility, Euro-Denominated Tranche | Unsecured Debt | Bridge Loan
Debt Instrument [Line Items]
Aggregate principal balance | €																		€ 113,000,000
Bridge Term Loan Facility, Euro-Denominated Tranche | Line of Credit | Delayed Draw Facility
Debt Instrument [Line Items]
Aggregate principal balance | €																					€ 1,150,000,000
Debt instrument, term					18 months
The Credit Agreement | Line of Credit | Delayed Draw Facility
Debt Instrument [Line Items]
Revolving credit facility, maximum borrowing capacity | €																					2,300,000,000
The Credit Agreement | Line of Credit | Delayed Draw Facility | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Basis spread on variable rate					0.10%
Bridge Term Loan Facility, Euro-Denominated Tranche 2 | Line of Credit | Delayed Draw Facility
Debt Instrument [Line Items]
Aggregate principal balance | €																					€ 1,150,000,000
Debt instrument, term					3 years
Project Financing Arrangements | Other Debt
Debt Instrument [Line Items]
Issuance of long-term debt														$ 53,000,000	39,000,000
Repayment of long-term debt														$ 14,000,000	$ 111,000,000
3.577% Notes due 2050 | Unsecured Debt
Debt Instrument [Line Items]
Interest rate														3.577%
Tender offer, repurchase amount accepted												$ 600,000,000
3.625% Notes due 2037 | Unsecured Debt
Debt Instrument [Line Items]
Aggregate principal balance | €																	€ 750,000,000
Interest rate										3.625%				3.625%			3.625%
Debt issuance costs, gross										$ 11,000,000
VCS Business
Debt Instrument [Line Items]
Consideration transferred			$ 14,157,000,000
Business combination, percentage of purchase price to be paid in equity			20.00%	20.00%
Business combination, percentage of purchase price to be paid in cash			80.00%	80.00%